Lease Liabilities - Disclosure of Detailed Information About Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Expenses relating to variable lease payments not included in the measurement of lease liability	$ 109,565	$ 25,560
Expenses relating to short-term leases	41,283	19,607
Expenses relating to low value leases	5	81
Lease payments recognized in profit and loss	$ 150,853	$ 45,248